Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Others, net
Foreign exchange gains/(losses), net	$ 32,812	¥ 213,482	¥ (143,125)	¥ (56,992)
Government financial incentives		843,447	721,564	387,774
Impairment of investments	(21,490)	(139,823)	(542,946)	(611,108)
Gain from business and investment disposals	11,522	74,965	1,232,853	1,507
Others		324,337	275,030	133,012
Total	$ 202,328	¥ 1,316,408	¥ 1,543,376	¥ (145,807)